UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form Before preparing Form.

1. Name and address of issuer:
   Valgro Funds, Inc.
   377 Warren Drive,
   San Francisco, CA 94131-1033

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
   issuer, check the box but do not list series or classes):                [x]

3. Investment Company Act File Number: 811-09635

   Securities Act File Number: 333-89357

4(a). Last day of fiscal year for which this Form is filed: October 31, 2001

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

   (i). Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):                                         $128,122.76

   (ii). Aggregate price of securities
         redeemed or repurchased during the
         fiscal year:                           $18,773.27

   (iii). Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no
          earlier than October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the
          Commission:                           $0.00

   (iv). Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                           -$18,773.27

   (v). Net sales -- if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:                                          $109,349.49

   (vi). Redemption credits available for
         use in future years -- if Item 5(i)
         is less than Item 5(iv) [subtract
         Item 5(iv) from Item 5(i)]:           $(0.00)

   (vii). Multiplier for determining
          registration fee (See Instruction
          C.9):                                                   x.000239

   (viii). Registration fee due [multiply
           Item 5(v) by Item 5(vii)] (enter
           "0" if no fee is due):                                =$26.13

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due -- if this Form is being
   filed more than 90 days after the end
   of the issuer's fiscal year (see
   Instruction D):                                               +$0.00

8. Total of the amount of the registration
   fee due plus any interest due [line
   5(viii) plus line 7]:                                         =$26.13

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 15, 2002

   Method of Delivery:
   [x] Wire Transfer
   [ ] Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   Robert Rintel, President

Date   January 16, 2002

*Please print the name and title of the signing officer below the signature.